Segment Information - Segment assets, liabilities and additions to property, plant and equipment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Information
Segment assets	$ 228,418,025	$ 251,657,896
Segment liabilities	125,889,164	139,962,271
Additions to Property, Plant and Equipment	12,186,505	9,097,397	$ 14,708,016
Reconciliation of segment assets to total assets
Assets	228,418,025	251,657,896
Goodwill	13,454,998	13,454,998
Cash and cash equivalents	27,607,244	46,193,173	32,586,352	$ 51,130,992
Other accounts receivable, net	70,603	125,486
Short-term investments	11,397,798
Equity investment in TelevisaUnivision	41,900,090	44,436,697	43,427,638
Property and equipment, net	60,698,200	63,664,261	77,848,576
Investment property, net	2,624,274	2,706,528
Intangible assets, net	24,913,435	25,472,091
Deferred income tax assets	14,083,042	20,630,753
Investments in financial instruments	3,425,359	2,494,711
Equity method loss recognized in loss	(2,074)		(827)
Equity method gain recognized in income		32,171
Reconciliation of segment liabilities to total liabilities
Liabilities	125,889,164	139,962,271
Other Businesses
Reconciliation of segment assets to total assets
Equity method loss recognized in loss		(2,315)
Equity method gain recognized in income	10,195		10,050
Corporate assets
Segment Information
Additions to Property, Plant and Equipment	132,749	208,953	38,843
Disposed Operations
Segment Information
Additions to Property, Plant and Equipment			768,182
TelevisaUnivision
Reconciliation of segment assets to total assets
Equity method loss recognized in loss	(1,096,242)	(212,433)	(4,095,851)
Other corporate liabilities
Segment Information
Segment liabilities	9,907,965	11,424,235
Reconciliation of segment liabilities to total liabilities
Liabilities	9,907,965	11,424,235
Telecom
Segment Information
Additions to Property, Plant and Equipment	12,053,756	8,888,444	13,900,991
Operating segment
Segment Information
Segment assets	120,532,090	126,885,466	158,281,619
Segment liabilities	39,932,152	38,161,060
Additions to Property, Plant and Equipment	12,186,505	9,097,397	14,708,016
Reconciliation of segment assets to total assets
Assets	120,532,090	126,885,466	$ 158,281,619
Reconciliation of segment liabilities to total liabilities
Liabilities	39,932,152	38,161,060
Operating segment | Telecom
Reconciliation of segment assets to total assets
Equity investments	956,508	952,721
Goodwill	13,344,684	13,344,684
Debt not allocated to segments
Segment Information
Segment liabilities	76,049,047	90,376,976
Reconciliation of segment liabilities to total liabilities
Liabilities	76,049,047	90,376,976
Other Non Segment
Reconciliation of segment assets to total assets
Equity investments	3,674,751	2,757,701
Goodwill	110,314	110,314
Corporate, Non-Segment
Reconciliation of segment assets to total assets
Cash and cash equivalents	16,539,384	36,364,456
Other accounts receivable, net	211,129	3,827,795
Short-term investments	11,397,798
Income taxes receivable and other recoverable taxes	3,967,566	1,593,254
Non-current account receivable due from related party	341,719	3,538,497
Equity investment in TelevisaUnivision	40,694,190	43,220,986
Property and equipment, net	2,655,391	2,700,730
Investment property, net	2,624,274	2,706,528
Intangible assets, net	4,704,579	5,013,835
Deferred income tax assets	5,857,009	6,400,422
Other corporate assets	$ 806,639	$ 2,240,507